UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2018

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 103.1%
Certificates of Deposit — 22.8%
Bank of Montreal (1 mo. USD LIBOR + 0.300%)	2.379%	9/7/18	$93,650,000	$93,657,667	(a)
Bank of Montreal (1 mo. USD LIBOR + 0.200%)	2.280%	5/7/19	173,500,000	173,581,729	(a)
Bank of Tokyo-Mitsubishi UFJ NY	2.540%	4/8/19	100,000,000	100,010,274
Barclays Bank PLC (1 mo. USD LIBOR + 0.190%)	2.279%	2/1/19	100,000,000	100,032,980	(a)
BNP Paribas NY Branch (3 mo. USD LIBOR + 0.120%)	2.457%	4/8/19	48,500,000	48,509,706	(a)
BNP Paribas NY Branch (3 mo. USD LIBOR + 0.120%)	2.459%	4/8/19	75,000,000	75,015,045	(a)
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.180%)	2.245%	2/25/19	79,350,000	79,377,959	(a)
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.220%)	2.283%	4/15/19	100,000,000	100,045,784	(a)
Credit Agricole	2.320%	10/3/18	100,000,000	100,035,718
Credit Agricole (1 mo. USD LIBOR + 0.330%)	2.401%	10/9/18	78,150,000	78,184,255	(a)
HSBC Bank USA	2.490%	1/11/19	57,155,000	57,179,454
KBC Bank NV	1.930%	9/4/18	83,000,000	83,000,025
KBC Bank NV	1.930%	9/5/18	99,000,000	98,999,997
Landesbank Hessen-Thuringen	2.270%	9/19/18	20,000,000	20,003,280
Landesbank Hessen-Thuringen	2.250%	11/9/18	92,000,000	92,025,317
Mitsubishi UFJ Trust & Banking NY	2.300%	10/17/18	76,000,000	76,023,185
Mitsubishi UFJ Trust & Banking NY	2.260%	11/26/18	115,000,000	115,003,320
Mizuho Bank Ltd.	2.250%	11/20/18	150,000,000	150,013,398
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.200%)	2.266%	1/24/19	224,500,000	224,538,668	(a)
Natixis NY (3 mo. USD LIBOR + 0.040%)	2.350%	2/22/19	175,000,000	175,003,561	(a)
Nordea Bank AB (1 mo. USD LIBOR + 0.170%)	2.233%	5/15/19	199,500,000	199,540,391	(a)
Norinchukin Bank	1.930%	9/5/18	100,000,000	99,999,761
Rabobank Nederland NY	2.320%	11/13/18	84,000,000	84,027,194
Royal Bank of Canada (3 mo. USD LIBOR + 0.080%)	2.412%	3/22/19	192,000,000	192,046,285	(a)
Standard Chartered Bank (3 mo. USD LIBOR + 0.070%)	2.407%	1/11/19	29,000,000	29,003,396	(a)
Standard Chartered Bank (3 mo. USD LIBOR + 0.050%)	2.362%	2/22/19	74,000,000	74,001,504	(a)
Standard Chartered Bank (3 mo. USD LIBOR + 0.140%)	2.479%	3/22/19	125,000,000	125,009,777	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.310%)	2.389%	9/7/18	97,850,000	97,858,201	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.190%)	2.272%	2/4/19	30,000,000	30,006,238	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.190%)	2.270%	2/6/19	105,000,000	105,022,286	(a)
Svenska Handelsbanken	2.555%	4/3/19	96,625,000	96,661,944
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.190%)	2.255%	2/25/19	80,000,000	80,035,745	(a)
Swedbank AB (1 mo. USD LIBOR + 0.190%)	2.255%	2/25/19	103,000,000	103,037,014	(a)
Toronto Dominion Bank NY	2.460%	2/28/19	108,000,000	108,001,429

See Notes to Financial Statements.

14	Liquid Reserves Portfolio 2018 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Wells Fargo Bank N.A. (1 mo. USD LIBOR + 0.200%)	2.280%	9/5/18	$70,025,000	$70,028,169	(a)
Wells Fargo Bank N.A. (3 mo. USD LIBOR + 0.080%)	2.419%	4/9/19	99,000,000	99,014,123	(a)
Total Certificates of Deposit				3,633,534,779
Commercial Paper — 42.5%
ABN AMRO Funding USA LLC	2.328%	9/4/18	66,700,000	66,685,393	(b)(c)
ABN AMRO Funding USA LLC	2.378%	9/5/18	100,000,000	99,972,597	(b)(c)
ABN AMRO Funding USA LLC	2.481%	10/9/18	32,000,000	31,927,720	(b)(c)
ABN AMRO Funding USA LLC	2.471%	1/11/19	50,000,000	49,553,896	(b)(c)
ABN AMRO Funding USA LLC	2.651%	4/2/19	50,000,000	49,236,139	(b)(c)
Australia & New Zealand Banking Group Ltd.	2.430%	12/27/18	250,000,000	248,146,418	(b)(c)
Banco Santander	2.344%	11/9/18	100,000,000	99,582,917	(b)
Bank Nederlandse Gemeenten NV	2.044%	9/12/18	95,000,000	94,936,920	(b)(c)
Bank New York Mellon Corp.	2.263%	9/18/18	25,000,000	24,975,438	(b)
Bank of New York Mellon Corp.	1.890%	9/4/18	68,000,000	67,985,334	(b)
Bank of Nova Scotia	2.600%	4/4/19	150,000,000	147,756,300	(b)(c)
BNG Bank N.V.	1.941%	9/5/18	300,000,000	299,919,876	(b)(c)
BNG Bank N.V.	1.941%	9/6/18	105,000,000	104,966,330	(b)(c)
BPCE SA	2.501%	2/19/19	193,000,000	190,727,919	(b)(c)
Caisse des Depots et Consignations	2.263%	11/14/18	15,000,000	14,931,250	(b)(d)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.200%)	2.263%	9/10/18	200,000,000	200,017,252	(a)(c)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.090%)	2.431%	4/8/19	147,500,000	147,529,541	(a)(c)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.180%)	2.249%	9/21/18	160,600,000	160,623,692	(a)(c)
Credit Agricole CIB	2.440%	10/25/18	115,000,000	114,641,935	(b)
Danske Corp.	2.253%	11/8/18	200,000,000	199,140,566	(b)(c)
Danske Corp.	2.548%	4/8/19	109,190,000	107,441,080	(b)(c)
DBS Bank Ltd.	2.440%	1/2/19	60,000,000	59,505,240	(b)(c)
DBS Bank Ltd.	2.480%	1/18/19	200,000,000	198,108,444	(b)(c)
Export Development Corp.	2.402%	1/14/19	75,000,000	74,343,517	(b)
HSBC Bank PLC (1 mo. USD LIBOR + 0.420%)	2.485%	9/27/18	18,000,000	18,006,540	(a)(c)
HSBC Bank PLC (1 mo. USD LIBOR + 0.420%)	2.484%	10/16/18	75,000,000	75,045,383	(a)(c)
HSBC Bank PLC	2.589%	4/5/19	72,600,000	71,481,890	(b)(c)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.300%)	2.367%	9/12/18	98,150,000	98,163,040	(a)
ING U.S. Funding LLC (3 mo. USD LIBOR + 0.090%)	2.422%	3/19/19	74,000,000	74,013,657	(a)
ING U.S. Funding LLC	2.610%	4/2/19	50,000,000	49,233,761	(b)
ING U.S. Funding LLC	2.610%	4/5/19	50,000,000	49,221,513	(b)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2018 Annual Report	15

Schedule of investments (cont’d)

August 31, 2018

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
JPMorgan Securities LLC	2.366%	10/9/18	$75,000,000	$74,832,219	(b)
JPMorgan Securities LLC	2.274%	11/13/18	250,000,000	248,859,680	(b)
JPMorgan Securities LLC	2.631%	3/22/19	125,000,000	123,222,340	(b)
JPMorgan Securities LLC	2.652%	4/5/19	50,000,000	49,230,554	(b)
KFW	1.890%	9/4/18	22,000,000	21,995,517	(b)(c)
KFW	1.911%	9/7/18	24,000,000	23,991,343	(b)(c)
KFW	2.067%	10/9/18	150,000,000	149,662,488	(b)(c)
Landesbank Hessen-Thuringen	2.253%	11/9/18	100,000,000	99,590,694	(b)(c)
Mizuho Bank Ltd.	2.491%	10/9/18	250,000,000	249,454,813	(b)(c)
NRW Bank	2.440%	2/28/19	160,000,000	158,064,507	(b)(c)
NRW Bank	2.440%	3/1/19	140,000,000	138,297,086	(b)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.160%)	2.242%	2/4/19	30,000,000	30,007,149	(a)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.160%)	2.240%	2/6/19	100,000,000	100,024,303	(a)(c)
Santander UK PLC	2.548%	4/5/19	120,000,000	118,246,640	(b)
Santander UK PLC	2.253%	11/9/18	50,000,000	49,791,750	(b)
Societe Generale SA	2.253%	11/23/18	230,000,000	228,819,870	(b)(c)
Standard Chartered Bank	2.430%	10/25/18	145,000,000	144,535,456	(b)(c)
Sumitomo Mitsui Banking Corp.	2.243%	11/27/18	125,000,000	124,313,111	(b)(c)
Sumitomo Mitsui Banking Corp.	2.258%	11/27/18	175,000,000	174,038,356	(b)(c)
Sumitomo Mitsui Trust Bank Ltd.	2.313%	9/20/18	137,925,000	137,775,198	(b)(c)
Sumitomo Mitsui Trust Bank Ltd.	2.486%	1/7/19	180,000,000	178,518,434	(b)(c)
Sumitomo Mitsui Trust Bank Ltd.	2.600%	4/9/19	100,000,000	98,459,139	(b)(c)
Toronto Dominion Bank NY	2.460%	12/26/18	150,000,000	148,880,700	(b)(c)
Toronto Dominion Bank NY (3 mo. USD LIBOR + 0.080%)	2.412%	3/22/19	130,000,000	130,031,339	(a)(c)
Total Capital Canada Ltd.	1.931%	9/4/18	138,000,000	137,970,407	(b)(c)
Total Capital SA	1.931%	9/4/18	110,000,000	109,976,448	(b)(c)
UBS AG (1 mo. USD LIBOR + 0.320%)	2.386%	12/21/18	171,500,000	171,625,730	(a)(c)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.190%)	2.270%	9/6/18	50,000,000	50,002,617	(a)(c)
Total Commercial Paper				6,758,039,386
Time Deposits — 23.4%
Abbey National Treasury Services PLC	1.900%	9/4/18	298,655,000	298,655,000
Banque Nationale Du Canada	1.890%	9/4/18	375,000,000	375,000,000
Barclays Bank PLC	1.900%	9/4/18	80,000,000	80,000,000
BNP Paribas NY Branch	1.900%	9/4/18	105,000,000	105,000,000
CIBC World Markets Corp.	1.880%	9/4/18	185,000,000	185,000,000

See Notes to Financial Statements.

16	Liquid Reserves Portfolio 2018 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
Credit Agricole CIB	1.890%	9/4/18	$230,006,000	$230,006,000
Credit Suisse AG	1.890%	9/4/18	188,750,000	188,750,000
Den Norske Bank NY	1.890%	9/4/18	290,000,000	290,000,000
Lloyds Bank PLC	1.870%	9/4/18	35,000,000	35,000,000
Natixis	1.890%	9/4/18	235,000,000	235,000,000
Nordea Bank Finland PLC	1.870%	9/4/18	120,000,000	120,000,000
Northern Trust Co.	1.900%	9/4/18	430,000,000	430,000,000
NRW Bank	1.930%	9/4/18	185,000,000	185,000,000
Royal Bank of Canada	1.910%	9/4/18	278,935,000	278,935,000
Skandinaviska Enskilda Banken AB	1.880%	9/4/18	55,538,000	55,538,000
Svenska Handelsbanken NY	1.890%	9/4/18	250,000,000	250,000,000
Swedbank AB	1.890%	9/4/18	385,000,000	385,000,000
Total Time Deposits				3,726,884,000
U.S. Treasury Bills — 7.4%
U.S. Treasury Bills	1.913%	9/13/18	350,000,000	349,833,312	(b)
U.S. Treasury Bills	1.933%	9/27/18	335,000,000	334,593,347	(b)
U.S. Treasury Bills	1.955%	10/4/18	500,000,000	499,195,915	(b)
Total U.S. Treasury Bills				1,183,622,574
U.S. Treasury Notes — 2.1%
U.S. Treasury Notes	0.004%	7/31/20	330,000,000	330,024,526	(b)
Repurchase Agreements — 4.9%
Bank of America Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity — $375,979,688; (Fully collateralized by various U.S. government agency obligations, 3.500% to 4.000% due 8/1/48 to 2/1/57; Market value — $382,500,001)	2.090%	10/15/18	375,000,000	375,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $100,022,333; (Fully collateralized by various corporate bonds and notes, 1.900% to 7.625% due 4/9/19 to 5/15/48; Market value — $106,190,474)	2.010%	9/4/18	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity — $200,545,000; (Fully collateralized by various corporate bonds and notes, municipal bonds and money market instruments, 0.000% to 7.672% due 9/4/18 to 9/15/42; Market value — $211,015,632)	2.180%	10/15/18	200,000,000	200,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2018 Annual Report	17

Schedule of investments (cont’d)

August 31, 2018

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity — $100,272,500; (Fully collateralized by various corporate bonds and notes and municipal bonds, 1.850% to 7.425% due 9/4/18 to 5/15/58; Market value — $105,138,702)	2.180%	10/15/18	$100,000,000	$100,000,000
Total Repurchase Agreements				775,000,000
Total Investments — 103.1% (Cost — $16,405,434,446)				16,407,105,265
Liabilities in Excess of Other Assets — (3.1)%				(489,648,479)
Total Net Assets — 100.0%				$15,917,456,786

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

See Notes to Financial Statements.

18	Liquid Reserves Portfolio 2018 Annual Report

Statement of assets and liabilities

August 31, 2018

Assets:
Investments, at value (Cost — $16,405,434,446)	$16,407,105,265
Cash	382
Interest receivable	10,193,905
Total Assets	16,417,299,552

Liabilities:
Payable for securities purchased	499,240,695
Trustees’ fees payable	28,262
Accrued expenses	573,809
Total Liabilities	499,842,766
Total Net Assets	$15,917,456,786

Represented by:
Paid-in capital	$15,917,456,786

See Notes to Financial Statements.

Liquid Reserves Portfolio 2018 Annual Report	19

Statement of operations

For the Year Ended August 31, 2018

Investment Income:
Interest	$288,481,467

Expenses:
Investment management fee (Note 2)	17,172,067
Fund accounting fees	948,319
Trustees’ fees	431,292
Legal fees	397,218
Custody fees	195,300
Audit and tax fees	47,092
Interest expense	6,930
Miscellaneous expenses	144,376
Total Expenses	19,342,594
Less: Fee waivers and/or expense reimbursements (Note 2)	(17,172,067)
Net Expenses	2,170,527
Net Investment Income	286,310,940

Realized and Unrealized Loss on Investments (Notes 1 and 4):
Net Realized Loss From Investment Transactions	(1,219,460)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(285,866)
Net Loss on Investments	(1,505,326)
Increase in Net Assets From Operations	$284,805,614

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2018 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2018	2017

Operations:
Net investment income	$286,310,940	$268,611,525
Net realized gain (loss)	(1,219,460)	5,124,653
Change in net unrealized appreciation (depreciation)	(285,866)	1,956,685
Increase in Net Assets From Operations	284,805,614	275,692,863

Capital Transactions:
Proceeds from contributions	65,540,548,340	70,132,018,435
Value of withdrawals	(71,429,392,107)	(98,789,387,755)
Decrease in Net Assets From Capital Transaction	(5,888,843,767)	(28,657,369,320)
Decrease in Net Assets	(5,604,038,153)	(28,381,676,457)

Net Assets:
Beginning of year	21,521,494,939	49,903,171,396
End of year	$15,917,456,786	$21,521,494,939

See Notes to Financial Statements.

Liquid Reserves Portfolio 2018 Annual Report	21

Financial highlights

For the years ended August 31:
	2018	2017	2016	2015	2014

Net assets, end of year (millions)	$15,917	$21,521	$49,903	$63,542	$74,403
Total return[1]	1.75%	1.02%	0.48%	0.22%	0.10%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.10
Net investment income	1.67	0.94	0.46	0.21	0.10

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager pursuant to the terms of the feeder fund’s investment management agreement has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2018 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose a fee upon the withdrawal of investors’ interests or may temporarily suspend investors’ ability to withdraw interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Liquid Reserves Portfolio 2018 Annual Report	23

Notes to financial statements (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

24	Liquid Reserves Portfolio 2018 Annual Report

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$16,407,105,265	—	$16,407,105,265

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions

Liquid Reserves Portfolio 2018 Annual Report	25

Notes to financial statements (cont’d)

result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

26	Liquid Reserves Portfolio 2018 Annual Report

During the year ended August 31, 2018, fees waived and/or expenses reimbursed amounted to $17,172,067.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At August 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$16,405,434,446	$1,954,700	$(283,881)	$1,670,819

4. Derivative instruments and hedging activities

During the year ended August 31, 2018, the Portfolio did not invest in derivative instruments.

Liquid Reserves Portfolio 2018 Annual Report	27

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Liquid Reserves Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liquid Reserves Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the year ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 16, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, MD

October 16, 2018

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not determined the specific year we began serving as auditor.

28	Liquid Reserves Portfolio 2018 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Liquid Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Liquid Reserves Portfolio	29

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron*
Year of birth	1945
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1994 (Chair of the Board since 2018)
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

30	Liquid Reserves Portfolio

Independent Trustees† cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Interested Trustees and Officer
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/ Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	139
Other board memberships held by Trustee during past five years	None

Liquid Reserves Portfolio	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

32	Liquid Reserves Portfolio

Additional Officers cont’d
Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2011 and since 2017
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Liquid Reserves Portfolio	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

*	Effective January 1, 2018, Ms. Heilbron became Chair.

34	Liquid Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2017 and August 31, 2018 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $176,650 in August 31, 2017 and $180,150 in August 31, 2018.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2017 and $13,865 in August 31, 2018.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $ 24,120 in August 31, 2017 and $20,500 in August 31, 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2017 and August 31, 2018; Tax Fees were 100% and 100% for August 31, 2017 and August 31, 2018; and Other Fees were 100% and 100% for August 31, 2017 and August 31, 2018.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in August 31, 2017 and $432,645 in August 31, 2018.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Susan B. Kerley

R. Richardson Pettit

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018